SHORT-TERM AND LONG-TERM DEBT (Schedule of Long-Term Debt) (Details)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 NOK (kr)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 NOK (kr)	May 12, 2021 USD ($)	Jun. 30, 2020 USD ($)	Jan. 21, 2020 NOK (kr)	Jun. 04, 2019 NOK (kr)	May 04, 2018 USD ($)	Apr. 23, 2018 USD ($)
Debt Instrument [Line Items]
Total debt principal	$ 2,213,636,000		$ 1,903,755,000
Less: unamortized debt issuance costs	(12,580,000)		(14,541,000)
Less: current portion of long-term debt	(921,270,000)		(302,769,000)
Long-term debt	1,279,786,000		1,586,445,000
$4.875% unsecured convertible bonds due 2023
Debt Instrument [Line Items]
Total debt principal	$ 137,900,000		137,900,000
Interest rate (in percentage)	4.875%	4.875%								4.875%
Aggregate debt amount									$ 14,000,000	$ 150,000,000
7.25% senior unsecured sustainability-linked bonds due 2026
Debt Instrument [Line Items]
Interest rate (in percentage)	7.25%	7.25%
NOK700 million senior unsecured floating rate bonds due 2023
Debt Instrument [Line Items]
Long-term debt, gross	$ 71,243,000		79,507,000
Total debt principal	71,200,000	kr 700,000,000	79,500,000	kr 700,000,000
Aggregate debt amount | kr		700,000,000
$4.875% unsecured convertible bonds due 2023
Debt Instrument [Line Items]
Long-term debt, gross	137,900,000		137,900,000
NOK700 million senior unsecured floating rate bonds due 2024
Debt Instrument [Line Items]
Long-term debt, gross	70,734,000		78,939,000
Total debt principal	70,700,000	695,000,000	78,900,000	695,000,000
Aggregate debt amount | kr		700,000,000						kr 700,000,000
NOK600 million senior unsecured bonds due 2025
Debt Instrument [Line Items]
Long-term debt, gross	60,048,000		61,334,000
Total debt principal	60,000,000	590,000,000	61,300,000	kr 540,000,000
Aggregate debt amount | kr		kr 600,000,000					kr 600,000,000
7.25% senior unsecured sustainability-linked bonds due 2026
Debt Instrument [Line Items]
Long-term debt, gross	150,000,000		150,000,000
Total debt principal	$ 150,000,000		150,000,000
Interest rate (in percentage)	7.25%	7.25%			7.25%
Aggregate debt amount					$ 150,000,000
Lease debt financing
Debt Instrument [Line Items]
Long-term debt, gross	$ 394,555,000		126,955,000
U.S. dollar denominated floating rate debt due through 2029
Debt Instrument [Line Items]
Long-term debt, gross	1,329,156,000		1,253,481,000
Common stock - Frontline Ltd
Debt Instrument [Line Items]
Long-term debt, gross	$ 0		$ 15,639,000
Aggregate debt amount						$ 36,800,000